Other Income/Expenses - Summary of Other Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other non-operating expense [abstract]
Loss on sales and purchases of foreign currencies	₽ 148	₽ 108	₽ 114
Other expenses	356	206	106
Total	₽ 504	₽ 314	₽ 220